Property and Equipment - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property Plant And Equipment [Line Items]
Depreciation, depletion and amortization, nonproduction	$ 105,891	$ 63,449	$ 56,921
Depreciation expense including amortization expense on capital leases		58,900	$ 51,000
Assets Acquired Under Capital Lease
Property Plant And Equipment [Line Items]
Accumulated, depreciation and amortization	400	$ 2,900
Capital Leases
Property Plant And Equipment [Line Items]
Depreciation, depletion and amortization, nonproduction	$ 100,900